Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of products and services [line items]
Sales revenue	¥ 14,931,009	¥ 15,888,617	¥ 15,361,146
Motorcycles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	1,921,065	1,986,968	1,919,232
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	138,270	113,187	119,480
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	11,199,477	12,173,065	11,813,125
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	1,346,568	1,264,407	1,162,240
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	243,251	266,012	266,233
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 82,378	¥ 84,978	¥ 80,836